Supplementary Oil And Gas Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Extractive Industries [Abstract]
Schedule of Twelve Month Average Benchmark Prices	The Company has used the following 12-month average benchmark prices to determine its 2021 and 2020 reserves for SEC requirements.

Crude Oil and NGLs						Natural Gas
WTI	WCS	Canadian Light Sweet	Cromer LSB	Brent	Edmonton C5+	Henry Hub	AECO	BC Westcoast Station 2
(US$/bbl)	(C$/bbl)	(C$/bbl)	(C$/bbl)	(US$/bbl)	(C$/bbl)	(US$/MMBtu)	(C$/MMBtu)	(C$/MMBtu)
2021:
66.34	67.68	77.87	78.17	68.92	83.05	3.68	3.39	2.90
2020:
39.77	34.84	45.02	45.55	43.43	50.41	2.16	2.17	2.10

Schedule of Crude Oil, NGL's and Natural Gas Net Proved Reserve Quantities
The following tables summarize the Company's proved and proved developed crude oil and natural gas reserves, net of royalties, as at December 31, 2021, 2020, 2019 and 2018:

	North America
Crude Oil and NGLs (MMbbl)(1)	Synthetic Crude Oil	Bitumen(2)	Crude Oil & NGLs	North America Total	North Sea	Offshore Africa	Total
Net Proved Reserves
Reserves, December 31, 2018	5,661	1,469	604	7,734	114	71	7,919
Extensions and discoveries	334	18	12	364	—	—	364
Improved recovery	—	169	12	181	—	—	181
Purchases of reserves in place	—	666	2	668	—	—	668
Sales of reserves in place	—	—	—	—	—	—	—
Production	(137)	(81)	(49)	(267)	(10)	(7)	(285)
Economic revisions due to prices(3)	(288)	3	—	(285)	(1)	1	(285)
Revisions of prior estimates	(17)	(27)	17	(28)	3	6	(19)
Reserves, December 31, 2019	5,554	2,216	598	8,368	105	70	8,544
Extensions and discoveries	708	8	10	726	—	—	726
Improved recovery	—	49	9	58	—	—	58
Purchases of reserves in place	—	—	28	28	—	—	28
Sales of reserves in place	—	—	—	—	—	—	—
Production	(151)	(109)	(45)	(305)	(8)	(6)	(320)
Economic revisions due to prices(4)	701	207	(94)	814	(12)	3	805
Revisions of prior estimates	36	41	20	97	3	4	103
Reserves, December 31, 2020	6,847	2,413	525	9,785	87	71	9,943
Extensions and discoveries	—	101	14	115	—	—	115
Improved recovery	—	19	14	33	—	—	33
Purchases of reserves in place	—	—	52	52	—	—	52
Sales of reserves in place	—	—	—	—	—	—	—
Production	(150)	(103)	(45)	(297)	(6)	(5)	(309)
Economic revisions due to prices(5)	(927)	(296)	108	(1,115)	1	(4)	(1,118)
Revisions of prior estimates	174	155	40	369	(3)	2	368
Reserves, December 31, 2021	5,944	2,289	708	8,941	79	64	9,083
Net proved developed reserves
December 31, 2018	5,661	461	378	6,500	37	34	6,571
December 31, 2019	5,452	661	354	6,466	38	39	6,543
December 31, 2020	6,770	628	285	7,682	32	37	7,751
December 31, 2021	5,929	584	370	6,883	39	38	6,960
(1)Information in the reserves data tables may not add due to rounding.
(2)Bitumen as defined by the SEC, "is petroleum in a solid or semi-solid state in natural deposits with a viscosity greater than 10,000 centipoise measured at original temperature in the deposit and atmospheric pressure, on a gas free basis." Under this definition, all the Company's thermal and primary heavy crude oil reserves have been classified as bitumen.
(3)Reflects the impact of increased royalties at Oil Sands Mining and Upgrading (SCO) due to higher bitumen pricing resulting in higher royalties and lower net reserves.
(4)Reflects the impact of decreased royalties at Oil Sands Mining and Upgrading (SCO) and thermal Bitumen due to lower bitumen pricing resulting in lower royalties and higher net reserves.
(5)Reflects the impact of increased royalties at Oil Sands Mining and Upgrading (SCO) and thermal Bitumen due to higher bitumen pricing resulting in higher royalties and lower net reserves.

Natural Gas (Bcf)(1)	North America	North Sea	Offshore Africa	Total
Net Proved Reserves
Reserves, December 31, 2018	4,306	27	21	4,354
Extensions and discoveries	106	—	—	106
Improved recovery	202	—	—	202
Purchases of reserves in place	34	—	—	34
Sales of reserves in place	—	—	—	—
Production	(511)	(9)	(8)	(528)
Economic revisions due to prices	246	—	2	248
Revisions of prior estimates	346	(2)	23	367
Reserves, December 31, 2019	4,728	16	38	4,782
Extensions and discoveries	173	—	—	173
Improved recovery	159	—	—	159
Purchases of reserves in place	2,614	—	—	2,615
Sales of reserves in place	(4)	—	—	(4)
Production	(515)	(4)	(5)	(524)
Economic revisions due to prices	97	—	4	100
Revisions of prior estimates	402	—	(3)	399
Reserves, December 31, 2020	7,655	12	34	7,701
Extensions and discoveries	545	—	—	545
Improved recovery	161	—	—	161
Purchases of reserves in place	1,654	—	—	1,654
Sales of reserves in place	(1)	—	—	(1)
Production	(581)	(1)	(4)	(587)
Economic revisions due to prices	712	—	(4)	708
Revisions of prior estimates	1,139	(3)	—	1,136
Reserves, December 31, 2021	11,285	8	25	11,318
Net proved developed reserves
December 31, 2018	2,382	23	12	2,417
December 31, 2019	2,342	11	28	2,381
December 31, 2020	3,116	6	22	3,144
December 31, 2021	4,469	3	20	4,492
(1)Information in the reserves data tables may not add due to rounding.

Schedule of Capitalized Costs Relating To Oil And Gas Producing Activities Disclosure
Capitalized Costs Related to Crude Oil and Natural Gas Activities

	2021
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$124,690	$7,438	$3,980	$136,108
Unproved properties	2,159	—	91	2,250
	126,849	7,438	4,071	138,358
Less: accumulated depletion and depreciation	(61,231)	(5,951)	(2,923)	(70,105)
Net capitalized costs	$65,618	$1,487	$1,148	$68,253

	2020
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$119,707	$7,283	$3,963	$130,953
Unproved properties	2,353	—	83	2,436
	122,060	7,283	4,046	133,389
Less: accumulated depletion and depreciation	(56,930)	(5,853)	(2,822)	(65,605)
Net capitalized costs	$65,130	$1,430	$1,224	$67,784

	2019
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$117,643	$7,296	$3,933	$128,872
Unproved properties	2,510	—	69	2,579
	120,153	7,296	4,002	131,451
Less: accumulated depletion and depreciation	(52,824)	(5,712)	(2,712)	(61,248)
Net capitalized costs	$67,329	$1,584	$1,290	$70,203

Disclosure of Detailed Information About Costs Incurred In Crude Oil And Natural Gas Activities
Costs Incurred in Crude Oil and Natural Gas Activities

	2021
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$1,371	$—	$—	$1,371
Unproved	26	—	—	26
Exploration	4	—	8	12
Development	4,301	208	48	4,557
Costs incurred	$5,702	$208	$56	$5,966

	2020
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$750	$—	$—	$750
Unproved	15	—	—	15
Exploration	22	—	15	37
Development	2,338	104	94	2,536
Costs incurred	$3,125	$104	$109	$3,338

	2019
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$3,405	$—	$—	$3,405
Unproved	91	—	—	91
Exploration	38	—	33	71
Development	4,687	349	233	5,269
Costs incurred	$8,221	$349	$266	$8,836

Disclosure Of Detailed Information About Results Of Operations From Crude Oil And Natural Gas Activities
Results of Operations from Crude Oil and Natural Gas Producing Activities
The Company's results of operations from crude oil and natural gas producing activities for the years ended December 31, 2021, 2020 and 2019 are summarized in the following tables:

	2021
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$23,111	$611	$438	$24,160
Production	(6,377)	(383)	(91)	(6,851)
Transportation	(1,176)	(7)	(1)	(1,184)
Depletion, depreciation and amortization	(5,407)	(160)	(142)	(5,709)
Asset retirement obligation accretion	(158)	(21)	(6)	(185)
Petroleum revenue tax	—	33	—	33
Income tax	(2,317)	(29)	(50)	(2,396)
Results of operations	$7,676	$44	$148	$7,868

	2020
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$12,520	$432	$354	$13,306
Production	(5,624)	(321)	(103)	(6,048)
Transportation	(1,258)	(15)	(1)	(1,274)
Depletion, depreciation and amortization	(5,564)	(277)	(190)	(6,031)
Asset retirement obligation accretion	(169)	(30)	(6)	(205)
Petroleum revenue tax	—	31	—	31
Income tax	23	72	(13)	82
Results of operations	$(72)	$(108)	$41	$(139)

	2019
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$17,348	$920	$676	$18,944
Production	(5,701)	(391)	(109)	(6,201)
Transportation	(968)	(19)	(2)	(989)
Depletion, depreciation and amortization	(4,982)	(308)	(242)	(5,532)
Asset retirement obligation accretion	(156)	(28)	(6)	(190)
Petroleum revenue tax	—	88	—	88
Income tax	(1,468)	(105)	(79)	(1,652)
Results of operations	$4,073	$157	$238	$4,468

Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure	The following tables summarize the Company's future net cash flows relating to proved crude oil and natural gas reserves based on the standardized measure as prescribed in FASB Topic 932 - "Extractive Activities - Oil and Gas":

	2021
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$679,123	$7,791	$5,581	$692,495
Future production costs	(238,144)	(4,074)	(1,818)	(244,036)
Future development costs and asset retirement obligations	(77,375)	(1,857)	(1,142)	(80,374)
Future income taxes	(81,860)	(719)	(565)	(83,144)
Future net cash flows	281,744	1,141	2,056	284,941
10% annual discount for timing of future cash flows	(201,227)	(142)	(788)	(202,157)
Standardized measure of future net cash flows	$80,517	$999	$1,268	$82,784

	2020
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$404,193	$5,873	$4,172	$414,238
Future production costs	(203,599)	(3,259)	(1,746)	(208,604)
Future development costs and asset retirement obligations	(72,935)	(2,130)	(1,032)	(76,097)
Future income taxes	(27,178)	(141)	(217)	(27,536)
Future net cash flows	100,481	343	1,177	102,001
10% annual discount for timing of future cash flows(1)	(74,395)	278	(373)	(74,490)
Standardized measure of future net cash flows	$26,086	$621	$804	$27,511
(1)Includes the impact of abandonment expenditures timing.

	2019
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$515,864	$10,030	$5,858	$531,752
Future production costs	(194,076)	(4,893)	(2,081)	(201,050)
Future development costs and asset retirement obligations	(70,879)	(2,648)	(1,076)	(74,603)
Future income taxes	(53,759)	(936)	(547)	(55,242)
Future net cash flows	197,150	1,553	2,154	200,857
10% annual discount for timing of future cash flows	(136,616)	(1)	(715)	(137,332)
Standardized measure of future net cash flows	$60,534	$1,552	$1,439	$63,525

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows
The principal sources of change in the standardized measure of discounted future net cash flows are summarized in the following table:

(millions of Canadian dollars)	2021	2020	2019
Sales of crude oil and natural gas produced, net of production costs	$(16,149)	$(6,127)	$(11,807)
Net changes in sales prices and production costs	74,558	(46,055)	(3,515)
Extensions, discoveries and improved recovery	2,948	626	5,883
Changes in estimated future development costs	(2,773)	(153)	(1,889)
Purchases of proved reserves in place	4,010	947	7,418
Sales of proved reserves in place	(1)	(1)	—
Revisions of previous reserve estimates	(186)	5,295	(3,384)
Accretion of discount	3,460	7,718	8,062
Changes in production timing and other	6,638	(4,830)	447
Net change in income taxes	(17,232)	6,566	1,984
Net change	55,273	(36,014)	3,199
Balance - beginning of year	27,511	63,525	60,326
Balance - end of year	$82,784	$27,511	$63,525